Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					24 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Savings Plan [Member]	Sep. 30, 2011 Savings Plan [Member]	Sep. 30, 2012 Securities [Member]	Sep. 30, 2012 Securities [Member]	Sep. 30, 2012 Maximum [Member] Equity Securities [Member]	Sep. 30, 2012 Maximum [Member] Fixed Income Securities [Member]	Sep. 30, 2012 Minimum [Member] Equity Securities [Member]	Sep. 30, 2012 Minimum [Member] Fixed Income Securities [Member]	Sep. 30, 2012 Minimum [Member] Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Actuarial Loss	$ 18
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.00%					9.00%	6.00%	5.00%	2.00%	8.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Inflation Rate					2.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Assuming Current Asset Mix is Maintained						7.00%	5.00%	9.00%	4.00%	5.00%
Defined Contribution Plan, Employer Matching Contribution, Percent			50.00%
Defined Contribution Plan, Maximum Employee Contribution, Percent			8.00%
Deferred Compensation Arrangement with Individual, Compensation Expense			88	53
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Description	The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP	164,413
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	1,530	1,549
ESOP expense	$ 43	$ 48